Financial assets measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2023
Financial assets measured at fair value through other comprehensive income.
Financial assets measured at fair value through other comprehensive income

17   Financial assets measured at fair value through other comprehensive income

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Loans and advances to customers	1,608,402	1,902,985
Equity securities (Note a)	3,204	3,204
Debt securities	442,935	319,949
	2,054,541	2,226,138

Less: Non-current financial asset measured at fair value through other comprehensive income	(821,110)	(1,372,685)
	1,233,431	853,453

(a)

On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000. The fair value change of the equity interest was recognized in other comprehensive income.